Submission	Sep. 19, 2024
Submission [Line Items]
Central Index Key	0000354707
Registrant Name	HAWAIIAN ELECTRIC INDUSTRIES INC
Registration File Number	333-282206
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES